GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2015
GEOGRAPHIC INFORMATION [Abstract]
GEOGRAPHIC INFORMATION

NOTE 14:-  GEOGRAPHIC INFORMATION

Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2015	2014	2013

Europe	$39,110	$41,238	$35,143
Asia and Oceania	28,495	41,990	29,909
Americas (excluding the United States)	14,347	3,299	5,323
Middle East and Africa	9,809	15,352	4,820
United States	8,206	15,307	21,350

	$99,967	$117,186	$96,545

The following are the Company's major customers:

	Year ended December 31,
	2015	2014	2013

Customer A	27%	27%	17%
Customer B	10%	17%	17%
Customer C	-	-	11%

	37%	44%	45%

The following presents total long-lived assets as of December 31, 2015 and 2014:

	December 31,
	2015	2014
Long-lived assets:
Israel	$4,924	$5,603
United States	109	181
Other	156	173

	$5,189	$5,957